Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of deferred tax liabilites
The movements in deferred tax liabilities during the years are as follows:

Unrealized gain on investment HK$

January 1, 2018	130,208,677
Deferred tax charged to profit or loss during the year ( N ote 9)	33,148,500

At December 31, 2018 and January 1, 2019	163,357,177
Deferred tax charged to profit or loss during the year ( N ote 9)	79,556,400

At December 31, 2019	242,913,577